RECEIVABLES	12 Months Ended
Jan. 31, 2019
RECEIVABLES [abstract]
RECEIVABLES
5.	RECEIVABLES

	January 31,	January 31,	January 31,
	2019	2018	2017
Taxes receivable	$65,476	$12,138	$4,358
Trade receivable	69,692	-	-
Allowance for doubtful accounts	(55,215)	-	-
	$79,953	$12,138	$4,358

All of the Company’s trade and other receivables have been reviewed for indicators of impairment. Accounts receivable more than 90 days past due totaled $6,000 at January 31, 2019 (January 31, 2018 – $nil).